Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	2022	2021
Software	$17,793	$18,485
Senior care service App	44,700	46,439
Less: accumulated amortization	(38,530)	(28,893)
Intangible assets, net	$23,963	$36,031

Schedule of estimated future amortization expense
Years ending June 30,	Amortization expense

2023	$11,126
2024	11,126
2025	1,711
2026	-
2027	-
Thereafter	-
$23,963